Goodwill - Disclosure of Goodwill by Segment and Geographical Area (Details) - CAD ($) $ in Millions	Apr. 03, 2022	Mar. 28, 2021	Mar. 29, 2020
Disclosure Of Detailed Information About Goodwill [Line Items]
Goodwill	$ 53.1	$ 53.1	$ 53.1
DTC - Retail
Disclosure Of Detailed Information About Goodwill [Line Items]
Goodwill	25.8	22.3
DTC - e-Commerce
Disclosure Of Detailed Information About Goodwill [Line Items]
Goodwill	12.0	13.6
Wholesale
Disclosure Of Detailed Information About Goodwill [Line Items]
Goodwill	15.3	17.2
North America
Disclosure Of Detailed Information About Goodwill [Line Items]
Goodwill	24.0	23.1
North America | DTC - Retail
Disclosure Of Detailed Information About Goodwill [Line Items]
Goodwill	11.7	8.7
North America | DTC - e-Commerce
Disclosure Of Detailed Information About Goodwill [Line Items]
Goodwill	6.6	7.5
North America | Wholesale
Disclosure Of Detailed Information About Goodwill [Line Items]
Goodwill	5.7	6.9
Asia Pacific
Disclosure Of Detailed Information About Goodwill [Line Items]
Goodwill	16.0
Asia Pacific | DTC - Retail
Disclosure Of Detailed Information About Goodwill [Line Items]
Goodwill	9.8
Asia Pacific | DTC - e-Commerce
Disclosure Of Detailed Information About Goodwill [Line Items]
Goodwill	2.6
Asia Pacific | Wholesale
Disclosure Of Detailed Information About Goodwill [Line Items]
Goodwill	3.6
EMEA
Disclosure Of Detailed Information About Goodwill [Line Items]
Goodwill	13.1
EMEA | DTC - Retail
Disclosure Of Detailed Information About Goodwill [Line Items]
Goodwill	4.3
EMEA | DTC - e-Commerce
Disclosure Of Detailed Information About Goodwill [Line Items]
Goodwill	2.8
EMEA | Wholesale
Disclosure Of Detailed Information About Goodwill [Line Items]
Goodwill	$ 6.0
Rest of World
Disclosure Of Detailed Information About Goodwill [Line Items]
Goodwill		30.0
Rest of World | DTC - Retail
Disclosure Of Detailed Information About Goodwill [Line Items]
Goodwill		13.6
Rest of World | DTC - e-Commerce
Disclosure Of Detailed Information About Goodwill [Line Items]
Goodwill		6.1
Rest of World | Wholesale
Disclosure Of Detailed Information About Goodwill [Line Items]
Goodwill		$ 10.3